Organization And Nature Of Operations	12 Months Ended
Dec. 31, 2011
Organization And Nature Of Operations [Abstract]
Organization And Nature Of Operations

Note 1 — Organization and Nature of Operations

     Nephros, Inc. ("Nephros" or the "Company") was incorporated under the laws of the State of Delaware on April 3, 1997. Nephros was founded by health professionals, scientists and engineers affiliated with Columbia University to develop advanced End Stage Renal Disease ("ESRD") therapy technology and products. The Company has three products in various stages of development in the hemodiafiltration, or HDF, modality to deliver improved therapy for ESRD patients. These are the OLpur TM MDHDF filter series or "dialyzers," designed expressly for HDF therapy, the OLpur TM H2H TM, an add-on module designed to allow the most common types of hemodialysis machines to be used for HDF therapy, and the OLpur TM NS2000 system, a stand-alone hemodiafiltration machine and associated filter technology. In 2006, the Company introduced its Dual Stage Ultrafilter ("DSU") water filter system, which represents a new and complementary product line to the Company's existing ESRD therapy business. The DSU incorporates the Company's unique and proprietary dual stage filter architecture.

     On June 4, 2003, Nephros International Limited was incorporated under the laws of Ireland as a wholly-owned subsidiary of the Company. In August 2003, the Company established a European Customer Service and financial operations center in Dublin, Ireland.